Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period

33.Events after the reporting period

(a)Airtel Zambia renewal

On January 21, 2025, IHS Zambia Limited entered into an agreement to renew and extend its Master Tower Service and License Agreement with Airtel Networks Zambia PLC until August 2035.
(b)Oi S.A. Judicial Recovery Plan Update

On March 13, 2025, the Group acquired 100% of SPE Imóveis e Torres Selecionados as part of the Oi S.A. Judicial Recovery Plan. The acquisition effectively converts the 1,567 towers and 187 related land assets, already held by the Group as right-of use assets, to property, plant and equipment. The transaction was non-cash and was settled through discounts already given to Oi under the Judicial Recovery Plan agreed in April 2024.